Income Taxes	3 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Income Taxes

NOTE 10 – Income Taxes

The Company has not recorded any income tax benefit from net operating loss carryforwards through June 30, 2011 due to the limitation under Internal Revenue Code section 382 that reduces utilizable losses following a greater than 50% ownership change as determined under regulations.